Document and Entity Information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	Mindray Medical International LTD
Entity Central Index Key	0001373060
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Common Class A
Entity Common Stock, Shares Outstanding	85,480,456
Common Class B
Entity Common Stock, Shares Outstanding	29,619,907

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Net revenues	$ 704,309	$ 634,183	$ 547,527
Cost of revenues(a)	(303,334)	(280,319)	(250,573)
Gross profit	400,975	353,864	296,954
Operating expenses:
Selling expenses(a)	(122,960)	(106,142)	(80,088)
General and administrative expenses(a)	(61,193)	(47,512)	(39,903)
Research and development expenses(a)	(60,316)	(58,383)	(51,945)
Realignment cost - post acquisition	(919)	(1,215)	(899)
Expense of in-process research and development			(6,600)
Operating income	155,587	140,612	117,519
Other income, net	8,835	25,525	4,918
Interest income	11,575	6,574	8,361
Interest expense	(2,900)	(4,759)	(5,163)
Income before income taxes and noncontrolling interests	173,097	167,952	125,635
Provision for income taxes	(17,631)	(28,764)	(16,948)
Net income	155,466	139,188	108,687
Less: Net income attributable to noncontrolling interests
Net income	$ 155,466	$ 139,188	$ 108,687
Basic earnings per share	$ 1.37	$ 1.28	$ 1.01
Diluted earnings per share	$ 1.32	$ 1.23	$ 0.96
Shares used in computation of:
Basic earnings per share	113,638,024	108,567,305	107,366,250
Diluted earnings per share	117,581,196	113,025,775	113,364,756

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based compensation charged during the years were included in the following:
Cost of revenues	$ 303,334	$ 280,319	$ 250,573
Selling expenses	122,960	106,142	80,088
General and administrative expenses	61,193	47,512	39,903
Research and development expenses	60,316	58,383	51,945
Deferred Compensation, Share-based Payments
Share-based compensation charged during the years were included in the following:
Cost of revenues	320	467	423
Selling expenses	2,569	3,406	2,870
General and administrative expenses	1,591	3,318	2,697
Research and development expenses	$ 2,800	$ 3,047	$ 2,731

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 137,502	$ 204,228
Restricted cash and restricted investments	0	102,257
Short-term investments	296,003	0
Accounts receivable (net of allowance for doubtful accounts of $7,609 for 2009 and $7,821 for 2010)	143,318	113,340
Inventories	79,185	64,518
Value added tax receivables	18,562	8,519
Other receivables	9,953	8,999
Prepayments and deposits	7,596	7,466
Deferred tax assets	2,481	2,338
Total current assets	694,600	511,665
Restricted cash - long-term	0	66,000
Other assets	4,552	1,585
Advances for purchase of plant and equipment	15,775	28,395
Property, plant and equipment, net	207,636	153,726
Land use rights, net	46,079	25,776
Intangible assets, net	66,247	64,065
Goodwill	115,672	115,053
Total assets	1,150,561	966,265
Current liabilities:
Short-term bank loans	0	103,128
Notes payable	5,773	5,647
Accounts payable	44,322	35,752
Advances from customers	13,209	10,081
Salaries payable	26,770	19,877
Other payables	66,615	56,592
Income taxes payable	13,582	16,199
Deferred tax liabilities	0	1,499
Other taxes payable	4,286	5,863
Total current liabilities	174,557	254,638
Bank loans - long-term	0	66,000
Other long-term liabilities	1,133	1,342
Deferred tax liabilities, net	8,268	3,734
Total current liabilities	9,401	71,076
Commitments and contingencies (Note 21)
Shareholders' equity:
Ordinary shares (HK $0.001 par value, 5,000,000,000 shares authorized, 109,390,440 shares and 114,619,759 shares issued and outstanding for December 31, 2009 and 2010, respectively)	15	14
Additional paid-in capital	466,613	298,408
Retained earnings	434,143	301,476
Accumulated other comprehensive income	65,830	40,651
Total shareholders' equity	966,601	640,549
Noncontrolling interest	2	2
Total equity	966,603	640,551
Total liabilities and shareholders' equity	$ 1,150,561	$ 966,265

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)
Current assets:
Allowance for doubtful accounts	$ 7,821	7,609
Shareholders' equity:
Ordinary shares, par value	$ 0.001	0.001
Ordinary shares, authorized	5,000,000,000	5,000,000,000
Ordinary shares, issued	114,619,759	109,390,440
Ordinary shares, outstanding	114,619,759	109,390,440

Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data	Ordinary Shares Capital Number	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Non-Controlling Interests	Comprehensive Income	Total
Beginning balance at Dec. 31, 2007	$ 13	$ 260,107	$ 94,466	$ 19,436	$ 2		$ 374,024
Beginning balance, shares at Dec. 31, 2007	106,844,479
Net income			108,687			108,687	108,687
Dividends paid ( $0.18, $0.20 and $0.30 per share for the year ended 2008, 2009 and 2010, respectively)			(19,267)				(19,267)
Issuance of ordinary shares in relation to exercise of options	1	6,165					6,166
Issuance of ordinary shares in relation to exercise of options, shares	819,224
Share-based compensation		8,721					8,721
Currency translation adjustments				19,763		19,763	19,763
Total comprehensive income for the year ended Dec 31, 2008, 2009 and 2010, respectively						128,450
Ending balance at Dec. 31, 2008	14	274,993	183,886	39,199	2		498,094
Ending balance, shares at Dec. 31, 2008	107,663,703
Net income			139,188			139,188	139,188
Dividends paid ( $0.18, $0.20 and $0.30 per share for the year ended 2008, 2009 and 2010, respectively)			(21,598)				(21,598)
Issuance of ordinary shares in relation to exercise of options		13,177					13,177
Issuance of ordinary shares in relation to exercise of options, shares	1,726,737
Share-based compensation		10,238					10,238
Currency translation adjustments				1,452		1,452	1,452
Total comprehensive income for the year ended Dec 31, 2008, 2009 and 2010, respectively						140,640
Ending balance at Dec. 31, 2009	14	298,408	301,476	40,651	2		640,551
Ending balance, shares at Dec. 31, 2009	109,390,440
Net income			155,466			155,466	155,466
Dividends paid ( $0.18, $0.20 and $0.30 per share for the year ended 2008, 2009 and 2010, respectively)			(22,799)				(22,799)
Issuance of ordinary shares in relation to exercise of options		11,160					11,160
Issuance of ordinary shares in relation to exercise of options, shares	1,229,319
Issuance of ordinary shares in secondary offering	1	149,660					149,661
Issuance of ordinary shares in secondary offering, shares	4,000,000
Share-based compensation		7,385					7,385
Currency translation adjustments				25,179		25,179	25,179
Total comprehensive income for the year ended Dec 31, 2008, 2009 and 2010, respectively						180,645
Ending balance at Dec. 31, 2010	$ 15	$ 466,613	$ 434,143	$ 65,830	$ 2		$ 966,603
Ending balance, shares at Dec. 31, 2010	114,619,759

Consolidated Statements of Shareholders' Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividends paid	$ 0.3	$ 0.2	$ 0.18
Retained Earnings
Dividends paid	$ 0.3	$ 0.2	$ 0.18

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 155,466	$ 139,188	$ 108,687
Adjustments to reconcile net income to net cash from operating activities:
Amortization of land use rights	847	506	73
Depreciation of property, plant and equipment	18,775	18,697	13,831
Amortization of debt issuance costs	590	547	487
Amortization of intangible assets	7,450	8,149	8,008
Inventory write-down	1,247	1,370	5,297
Allowance for doubtful accounts	212	3,667	2,839
Expense of in-process research and development			6,600
Loss/(gain) on disposal of property, plant and equipment	5	(117)	448
Share-based compensation expense	7,280	10,238	8,721
Deferred income taxes	2,972	3,971	(1,469)
Changes in current asset and liabilities:
Increase in accounts receivable	(25,694)	(27,068)	(60,107)
Increase in inventories	(13,768)	(5,523)	(5,702)
(Increase)/decrease in value added tax receivables	(9,519)	5,063	(13,232)
Increase in other receivables	(412)	(1,491)	(1,782)
Increase in prepayments and deposits	(91)	(2,962)	(1,326)
(Increase)/decrease in other assets	(363)	120	(274)
Decrease in notes payable	(74)	(1,809)	(1,819)
Increase in accounts payable	7,229	6,739	5,025
(Decrease)/increase in advances from customers	2,785	2,556	(172)
Increase in salaries payable	6,212	3,075	7,818
Increase/(decrease) in other payables	(8,649)	6,186	7,204
Increase/(decrease) in income taxes payable	(2,953)	5,464	777
Increase/(decrease) in other taxes payable	(1,642)	1,463	2,202
Increase/(decrease) in other long-term liabilities	(209)	(5,779)	782
Net cash generated from operating activities	147,696	172,250	92,916
Cash flows from investing activities:
Acquisition cost, net of cash received of $397			(211,225)
Purchase of property, plant and equipment	(35,894)	(40,553)	(44,440)
Purchase of land use rights			(251)
Advances for purchase of plant and equipment	(30,021)	(15,932)	(26,432)
Proceeds from disposal of property, plant and equipment	338	74	6,223
(Increase)/decrease in restricted cash	76,347	43,137	(117,542)
Proceeds from sale of restricted investments	100,943	134,776	58,542
Increase in restricted investments		(189,478)
Increase in short-term investments	(296,003)
Repayments from/(advances to) employees loans, net	(3,082)	(160)	105
Net cash used in investing activities	(187,372)	(68,136)	(335,020)
Cash flows from financing activities:
Repayment of bank loans	(169,066)	(41,928)
Proceeds from bank loans		54,000	155,304
Dividends paid	(22,799)	(21,598)	(19,267)
Proceeds from exercise of options	11,160	13,177	6,166
Net proceeds from secondary public offering	149,661
Net cash generated from/(used in) financing activities	(31,044)	3,651	142,203
Net (decrease)/increase in cash and cash equivalents	(70,720)	107,765	(99,901)
Cash and cash equivalents at beginning of year	204,228	96,370	189,045
Effect of exchange rate changes on cash	3,994	93	7,226
Cash and cash equivalents at end of year	137,502	204,228	96,370
Supplemental schedule of cash flow information:
Income taxes paid	17,646	22,230	19,114
Interest paid	427	2,908	3,486
Non-cash investing and financing activities:
Purchase of property, plant and equipment through payables	$ (16,168)	$ (2,731)	$ 3,550

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
Dec. 31, 2008
Cash flows from investing activities:
Cash received on acquisition	$ 397

Organization and principal activities	12 Months Ended
Dec. 31, 2010
Organization and principal activities [Abstract]
Organization and principal activities

1  Organization and principal activities

Mindray Medical International Limited (“MMIL”, “Mindray International” or the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on June 10, 2005 under the Companies Law of the Cayman Islands. The Company, together with its subsidiaries, is principally engaged in the manufacture, development and sale of medical devices including patient monitoring devices, in-vitro diagnostic products and medical imaging systems in the People’s Republic of China (the “PRC”) and in the United States of America. It also designs and develops equipment to original equipment manufacturer’s specifications.

Historically, substantially all of the Company’s business is conducted in the PRC through its primary operating subsidiary, Shenzhen Mindray Bio-Medical Electronics Co., Ltd. (“Shenzhen Mindray”) in which the Company indirectly holds approximately 99.99% equity interest. Shenzhen Mindray holds a 99.9% interest in another consolidated subsidiary, Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd (“Beijing Mindray”), which is engaged principally in research and development activities.

The Company completed its acquisition of the patient monitoring device business of Datascope Corporation (“DPM”) in May 2008 pursuant to the terms of the definitive agreement entered into in March 2008 (See Note 4). The total purchase price was  $209 million in cash, as adjusted for working capital at the closing date. The acquisition was primarily financed through an acquisition financing loan provided by Bank of China (Hong Kong) Limited. DPM’s revenue was historically generated from sales in North America, with the remainder from markets largely in Europe. With the Datascope acquisition, the Company currently offers over 60 products across its three product segments.

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”), representing 4,000,000 Class A ordinary shares at  $38.20 per ADS.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2010
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2  Summary of significant accounting policies

(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation.

Certain comparative figures have been reclassified to conform to the current period presentation in the consolidation financial statements and the accompanying notes.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories, provision for warranty, economic useful lives of property, plant and equipment, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

(d)	Restricted cash, restricted investments and short-term investments

Fund classified as restricted cash of  $76,657 and  $Nil as of December 31, 2009 and 2010 related to security deposits that served as collateral for the revolving working capital facility and the term loan facilities entered into as described in Note 11.

As of December 31, 2009, restricted investments consisted of amounts placed with and guaranteed by Bank of China (Hong Kong) Limited for onward lending to third parties. These restricted investments carry interest at 4.779% per annum and contractually matured by June 2010.

In March 2010, the restricted cash and restricted investments amounts were released upon repayment of the related bank loans.

As of December 31, 2010, short-term investments consisted of  $219,661 being placed with trust investment companies (the “Trusts”) for onward lending to third parties. These short-term investments carried interest at 5% per annum and would contractually mature in year 2011. The amount invested and the interests to be collected by the Trusts were guaranteed by Bank of China and there was no restriction over the short-term investments.

(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

(f)	Intangible assets with finite life

Intangible assets consist of trademark, completed technology, core technology and customer relationships with a finite useful life are carried at cost less accumulated amortization. Intangible assets are amortized over their estimated useful lives ranging between 3 and 12 years.

(g)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years

Land	Indefinite
Buildings and leasehold improvements	shorter of lease term or 15 to 50 years
Plant and machinery	3 to 5 years
Electronic equipment, furniture and fixtures	3 to 5 years
Motor vehicles	5 years

(h)	Land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangement and are stated at cost less accumulated amortization and any recognized impairment loss. The land use rights are amortized on a straight-line basis over their respective lease periods, ranging from 20 to 50 years.

(i)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis in accordance with ASC 350 “Intangibles — Goodwill and Other”. The evaluation of goodwill for impairment involves two steps (1) the identification of potential impairment by comparing the undiscounted cashflow of a reporting unit with its carrying amount, including goodwill and (2) the measurement of the amount of goodwill impairment by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill and recognizing a loss by the excess of carrying amount of the goodwill over implied goodwill amount.

(j)	Impairment or disposal of long-lived assets

In accordance with ASC 360 “Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets which include finite-lived intangible assets, property, plant and equipment and land use rights for potential impairment based on a review of projected undiscounted cash flows associated with these assets. Long-lived assets are evaluated for impairment whenever events and circumstances exist that indicates the carrying amount of these assets may not be recoverable. If the sum of the projected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the difference between the estimated fair value of the assets and the carrying amount.

Management judgment is required in the area of asset impairment, particularly in assessing whether: (1) an event has occurred that indicates potential impairment and; (2) the carrying value of an asset can be supported by the future cash flows from the asset using estimated cash flow projections.

(k)	Revenue recognition

The Company generates revenue from sale of medical devices. As the medical devices that the Company sells include a software element that is more than incidental to the medical devices as a whole, the Company recognizes revenues according to ACS 985-605 “Revenue Recognition”. Since the sales arrangements do not require significant production, modification, or customization of the software, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to  $37,144,  $45,470 and  $47,031 for year ended December 31, 2008, 2009 and 2010 respectively, offset by a 14% VAT refund that the Company is entitled to for sales of products with embedded self- developed software. In 2006, there was a change in regulation around VAT and the Company’s self-developed software was no longer qualified for the 14% VAT refund. In July 2008, the PRC tax authority issued a new tax notice which had a retroactive effect from year 2006 and further clarified and redefined the embedded software sales eligible for VAT refunds. Given the lack of experience in collecting VAT refund under the new tax notice, in 2008, the Company determined to record VAT refund only when approved. Starting in January 2009, the Company recognised its VAT refund on an accrual basis. For the years ended December 31, 2008, 2009 and 2010, the amount of VAT refund included in revenues was  $21,816,  $24,746 and  $17,690 respectively.

(l)	Warranty provision

The Company records a warranty provision at the time product revenue is recognised based on the historical rate of warranty services rendered. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in warranty provision were as follows:

	December 31,
	2008	2009	2010

Balance at beginning of year	$1,804	$3,067	$4,172
Warranty liabilities assumed in connection with DPM’s acquisition	262	—	—
Provision made during the year	4,674	7,399	9,007
Settlement made during the year	(3,673)	(6,294)	(7,357)

Balance at end of year	$3,067	$4,172	$5,822

(m)	Shipping and handling costs

Shipping and handling costs are classified as cost of revenues. For the years ended December 31, 2008, 2009 and 2010, shipping and handling costs were  $9,619,  $8,330 and  $13,979, respectively.

(n)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high technology medical products as well as incentives from the local government for investing in the high technology industry in the region. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their receipt have been satisfied. Subsidies recognized as other income were  $562,  $11,690 and  $5,093 for the year ended December 31, 2008, 2009 and 2010, respectively.

(o)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues. Net capitalized software development costs were included in intangible assets as core technology. Total amount capitalized during December 31, 2008, 2009 and 2010 were  $2,438,  $4,645 and  $8,837, respectively.

(p)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(o).

(q)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were  $1,860,  $1,063 and  $1,348 for the year ended December 31, 2008, 2009 and 2010, respectively, and were included in selling expenses.

(r)	Staff retirement plan costs

The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 19).

(s)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options at grant date. Share-based compensation charge is recognized in accordance with ASC 718 “Compensation — stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

(t)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

(u)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share gives effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares includes ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

(v)	Foreign currency transactions

The functional currency of MMIL is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated using exchange rates in effect at each period end and average exchange rates are used for the statement of operations. Translation adjustments resulting from translation of these financial statements are reflected as a component of other comprehensive income in the statement of shareholders’ equity.

The financial statements are presented using a reporting currency of USD. Effective April 1, 2008, the Company changed its reporting currency to USD from Chinese Renminbi (“RMB”). The change in reporting currency is to better reflect the Company’s performance and to improve investor’s ability to compare the Company’s financial results.

(w)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from non-owner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of shareholders’ equity and comprehensive income.

(x)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables and other taxes payable approximate their fair values due to the short term nature of these instruments.

(y)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements at Reporting Date Using
		Quoted Prices	Significant
		in Active Market	Other	Significant
	Total Fair Value	for Identical	Observable	Unobservable
	on Balance	Assets	Inputs	Inputs
	Sheet	(Level 1)	(Level 2)	(Level 3)

As of December 31, 2009
Cash and cash equivalents	$204,228	$204,228	$—	$—
Restricted cash and cash equivalents	102,257	102,257	—	—
Restricted cash — long-term	66,000	66,000	—	—
As of December 31, 2010
Cash and cash equivalents	137,502	137,502	—	—
Short-term investments	296,003	—	296,003	—

(z)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and restricted investments.

The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Company generally requires upfront payment or a significant installment prior to delivery of their products. In addition, there are no major customers with sales transactions over 10% of total sales during the period presented. As a consequence, management believes the Company’s exposure to credit risk is not significant. The Company establishes allowance for doubtful accounts primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

The Company invests in short-term investments with capital guaranteed by financial institutions with high-credit ratings and quality.

(aa)	Recently issued accounting standards

In June 2009, the FASB issued an amendment to the accounting and disclosure requirements for the consolidation of variable interest entities. This amendment eliminates exceptions of the previously issued pronouncement related to consolidation of qualifying special purpose entities, contains new criteria for determining the primary beneficiary, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. This accounting standard also contains a new requirement that any term, transaction, or arrangement that does not have a substantive effect on an entity’s status as a variable interest entity, a company’s power over a variable interest entity, or a company’s obligation to absorb losses or its right to receive benefits of an entity must be disregarded in applying the provisions of the previously issued pronouncement. This accounting standard is effective for the Company’s fiscal year beginning January 1, 2010. The Company adopted this amendment at the beginning of its fiscal year 2010, and the adoption does not have significant impact on the Company’s consolidated financial statements.

In August 2009, the FASB issued an amendment to the fair value measurement and disclosures of liabilities. It provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure the fair value using (1) a valuation technique that uses the quoted price of the identical liability when traded as an asset or quoted prices for similar liabilities or similar liabilities when traded as assets or (2) another valuation technique that is consistent with the principles of fair value measurement. It also clarifies that when estimating the fair value of a liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability. In addition, both a quoted price in an active market for the identical liability at measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. The provisions of this amendment are effective for the first reporting period (including interim periods) beginning after August 28, 2009. Early application is permitted. The Company adopted this amendment at the beginning of its fiscal year 2010, and the adoption does not have significant impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued revenue recognition guidance for arrangements that involve the delivery of multiple-elements. This guidance addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued revenue recognition guidance for arrangements that include software elements. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements and provides additional guidance on how to determine which software, if any, relating to tangible product would be excluded from the scope of the software revenue guidance. In addition, it provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes both tangible products and software. This accounting standard is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued an amendment to improve the disclosures about fair value measurements. It adds new requirements for disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The amendment is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. Early adoption is permitted. The Company has adopted the amendments for the period beginning January 1, 2010 except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis. The Company will adopt the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis for the period beginning January 1, 2011 and expects the adoption will not have significant impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued an accounting standards update on the effect of denominating the exercise price of share-based payment awards in the currency of the market in which the underlying equity security trades. This updates the guidance in stock compensation to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Early adoption is permitted. The Company will adopt this update for the period beginning January 1, 2011 and expects the adoption will not have significant impact on the Company’s consolidated financial statements.

Investments in subsidiaries	12 Months Ended
Dec. 31, 2010
Investments in subsidiaries [Abstract]
Investments in subsidiaries

3  Investments in subsidiaries

Subsidiaries

Particulars regarding the legal subsidiaries as of December 31, 2010 are as follows:

		Percentage of
		Ordinary Share/
	Place of	Registered
	Establishment	Capital Held by
Name of Company	and Operation	the Company	Principal Activities

Mindray Medical Sweden AB	Sweden	100%	Manufacturing and sales of medical equipments and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.90%	Research and development of medical equipment
Datascope International B.V. Netherlands Filial	Netherlands	100%	Investment holding
Mindray — Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%	Marketing of medical equipments
Mindray (UK) Limited	United Kingdom	100%	Sales and marketing of medical equipment
Mindray DS USA Inc.	United States	100%	Manufacturing and sales of medical equipments and research and development of related products
Mindray Global Limited	BVI	100%	Investment holding
Mindray Investments Singapore Pte. Ltd.	Singapore	100%	Investment holding
Mindray Medical Canada Limited	Canada	100%	Marketing of medical equipment
Mindray Medical France SARL	France	100%	Marketing of medical equipment
Mindray Medical Germany GmbH	Germany	100%	Marketing of medical equipment
Mindray Medical India Private Limited	India	100%	Marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%	Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%	Marketing of medical equipment
Mindray Medical Netherlands B.V.	Netherlands	100%	Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%	Marketing of medical equipment
Mindray Medical USA Corp.	United States of America	100%	Research and development and sales and marketing of medical equipments and related products
Mindray Research and Development Limited	BVI	100%	Investment holding
MR Holdings (HK) Limited	Hong Kong	100%	Investment holding
MR Investments (HK) Limited	Hong Kong	100%	Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%	Research and development of medical equipments and related products
PT Mindray Medical Indonesia	Indonesia	100%	Marketing of medical equipment
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.90%	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Colombia S.A.S	Colombia	100%	Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%	Marketing of medical equipment
Mindray Medical Espana S.L	Spain	100%	Marketing of medical equipment

Acquisition of DPMs business	12 Months Ended
Dec. 31, 2010
Acquisition of DPM's business [Abstract]
Acquisition of DPM's business

4  Acquisition of DPM’s business

On May 15, 2008, the Company acquired DPM. The results of DPM operations have been included in the consolidated financial statements since that date. The acquisition benefits from the synergies created by combining the Company’s strong China-based engineering and production platforms with DPM’s established brands, long standing reputation for high-quality products and service, its large and established direct sales and service team in the United States and Europe and both companies’ leading R&D capabilities.

As of June 30, 2008, the Company paid for the acquisition consideration amounted  $209,571 which net of the cash received amounted  $397. The total acquisition consideration amounted to  $215,172, including approximately  $5,700 of legal and professional costs, in cash funded through the Company’s internal cash and bank borrowings (See Note 11). The Company accounted for its acquisition of DPM in accordance with ASC 810. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

Current assets	$33,211
Property, plant, and equipment	34,900
Intangible assets	60,900
Goodwill	97,158

Total assets acquired	226,169
Current liabilities	(10,997)

Net assets acquired	$215,172

The excess of initial purchase price over the estimated fair value of net tangible and intangible assets acquired was recorded as goodwill and is attributable to the patient monitoring segment. Of the  $97,158 of goodwill,  $81,064 is expected to be deductible for tax purposes. Other acquired intangibles will be amortized on a straight line basis based on the estimated useful lives, except for a trademark which is deemed to have an indefinite useful life. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

Acquired intangible assets:

		Gross
	Estimated	Carrying
	Useful Life	Amount

Tradename	9 years	$8,900
Completed technology	5 - 7 years	10,500
Core technology	7 years	4,400
In-process research and development (Note)	N/A	6,600
Customer relationships	12 years	29,900
Other intangible assets	N/A	600

Total Intangible Assets		$60,900

Note

Included in the acquired intangible assets,  $6,600 was assigned to in-process research and development assets that were written off at the date of acquisition in accordance with ASC 805 “Business Combinations”. Those write-offs are included in operating expenses.

Accounts receivable	12 Months Ended
Dec. 31, 2010
Accounts receivable [Abstract]
Accounts receivable

5  Accounts receivable

Movements in allowances for doubtful accounts were as follows:

	December 31,
	2008	2009	2010

Balance at beginning of year	$1,105	$3,942	$7,609
Allowances made during the year	2,837	3,667	212

Balance at end of year	$3,942	$7,609	$7,821

Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
Inventories

6  Inventories

Inventories consisted of the following:

	December 31,
	2009	2010

Raw materials	$24,462	$34,356
Work-in-progress	14,135	25,686
Finished goods	25,921	19,143

	$64,518	$79,185

During the year ended December 31, 2008, 2009, and 2010, the Company recorded write-down of inventories  $5,297,  $1,370 and  $1,247, respectively, to their net realizable value.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2010
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
7  Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	December 31,
	2009	2010

At cost
Land	$3,514	$3,514
Buildings and leasehold improvements	62,886	166,928
Plant and machinery	33,365	25,989
Electronic equipment, furniture and fixtures	42,862	70,727
Motor vehicles	1,749	2,112

Total	144,376	269,270
Less: Accumulated depreciation	(52,494)	(73,177)

	91,882	196,093
Construction in progress	61,844	11,543

Net book value	$153,726	$207,636

Depreciation expenses were  $13,831,  $18,697 and  $18,775 for year ended December 31, 2008, 2009, and 2010, respectively.

Land use rights, net	12 Months Ended
Dec. 31, 2010
Land use rights, net [Abstract]
Land use rights, net

8  Land use rights, net

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value is analyzed as follows:

	December 31,
	2009	2010

Cost
Land use right in PRC	$26,505	$47,706
Less: Accumulated amortization	(729)	(1,627)

Net book value	$25,776	$46,079

Amortization expenses were  $73,  $506 and  $847 for years ended December 31, 2008, 2009 and 2010, respectively.

Intangible assets, net	12 Months Ended
Dec. 31, 2010
Intangible assets, net [Abstract]
Intangible assets, net
9  Intangible assets, net

Intangible assets consisted of the following:

		December 31, 2009			December 31, 2010
		Gross			Gross		Net
	Range of	Carrying	Accumulated	Net Carrying	Carrying	Accumulated	Carrying
	Lives	Amount	Amortization	Amount	Amount	Amortization	Amount

Tradename	9 years	$8,900	$1,652	$7,248	$8,900	$2,641	$6,259
Completed technology	4-5 years	20,786	9,128	11,658	20,301	11,505	8,796
Core technology
— acquired	3-11 years	9,239	4,236	5,003	9,570	5,952	3,618
— self-developed software	3-5 year	7,225	—	7,225	17,045	142	16,903
Customer relationship	12 years	29,892	4,147	25,745	29,892	6,641	23,251
Other intangible assets	indefinite	7,186	—	7,186	7,420	—	7,420

Total		$83,228	$19,163	$64,065	$93,128	$26,881	$66,247

Amortization expense was  $8,008,  $8,149 and  $7,450 for the year ended December 31, 2008, 2009 and 2010, respectively. Estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2011	$11,001
2012	11,001
2013	10,096
2014	7,370
2015	6,523
2016 and thereafter	12,836

$58,827

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill

10  Goodwill

Movements in goodwill were as follows:

	Patient
	Monitoring
	and Life	In-Vitro	Medical
	Support	Diagnostic	Imaging
	Devices	Products	Systems	Others	Total

Balance as of December 31, 2008	$103,491	$5,229	$5,236	$278	$114,234
Additional goodwill upon finalization of DPM acquisition	831	—	—	—	831
Foreign currency translation	(4)	(4)	(4)	—	(12)

Balance as of December 31, 2009	104,318	5,225	5,232	278	115,053
Foreign currency translation	563	28	28	—	619

Balance as of December 31, 2010, gross and net	$104,881	$5,253	$5,260	$278	$115,672

Bank loans	12 Months Ended
Dec. 31, 2010
Bank loans [Abstract]
Bank loans

11.	Bank loans

Summarized below are the assets that are pledged as collateral for borrowings as of December 31, 2009 and 2010:

	December 31, 2009		December 31, 2010
	Pledged	Outstanding	Pledged	Outstanding
	Cash and	Loan	Cash and	Loan
	Investments	Balance	Investments	Balance

Bank of China (Hong Kong) Limited	$114,473	$110,000	—	—
Hongkong and Shanghai Bank Corporation (“HSBC”)	—	5,000	—	—
Bank of China	53,784	54,128	—	—

	168,257	169,128	—	—
Less:
Non-current portion	(66,000)	(66,000)	—	—

Current portion	$102,257	$103,128	—	—

The Company, through its two foreign wholly owned subsidiaries, maintained a  $141,400 term loan facility with the Bank of China (Hong Kong) Limited (“BOCHK”) to partially finance the acquisition of DPM (Note 4). Apart from the bank deposits and an investment account of totaling  $141,400 with the BOCHK that were pledged as collateral, the facility is also personally guaranteed by the Company’s chief executive officers and is insured by a  $29,295 (RMB200.0 million) key man life insurance policy on the Company’s chairman and co-CEO.

For the year ended December 31, 2009, the Company repaid  $31,400 to BOCHK and an aggregate amount of  $114,473 (RMB780,000) were pledged as collateral. Interest is charged at LIBOR plus a margin of 1.3% on the outstanding loan amount. The outstanding balance as of December 31, 2009 was  $110,000. In March, 2010, the loan was fully repaid.

The Company maintained a one-year revolving working capital facility for an amount of  $25,000 to finance the working capital requirements of the Company. The facility was subsequently renewed in June 2009 with amount  $13,000 and the term was extended to March 2010. Interest on the drawdown amount from the facility is charged at 1.3% per annum above 3-month LIBOR. The outstanding balance and unused facility as of December 31, 2009 was approximately  $5,000 and  $8,000 respectively. In March 2010, the loan was fully repaid.

On April 14, 2009, the Company, through its PRC operating subsidiaries, entered into a term loan to borrow  $54,000 for one year, expiring in April 2010. The loan bears an interest at a rate of 1.451% and is secured by a fixed deposit of approximately  $54,000 (RMB 367,180). The outstanding loan and unpaid interest will be fully repaid by the secured fixed deposit plus interest income earned from the deposits at a pre-determined exchange rate of USD against RMB when the loan is expired. The fair values of the secured fixed deposits are not materially different with their carrying value. As of December 31, 2010, the loan was fully repaid.

Notes payable	12 Months Ended
Dec. 31, 2010
Notes payable [Abstract]
Notes payable

12  Notes payable

	December 31,
	2009	2010

Notes payable	$5,647	$5,773

The Company has total available notes payable facilities of  $87,886 and  $91,039 with various banks, of which  $82,239 and  $85,266 were unutilized as of December 31, 2009 and 2010, respectively. The funds borrowed under these facilities are non-interest bearing and generally repayable within one year and do not have any restrictions or covenants attached.

Other payables	12 Months Ended
Dec. 31, 2010
Other payables [Abstract]
Other payables

13  Other payables

Other payables consisted of the following:

	December 31,
	2009	2010

Accrued tender expenses	$3,431	$2,757
Accrued construction cost	16,062	26,005
Accrued operating expenses	9,356	15,595
Accrued professional fees	6,211	2,806
Advance subsidies	4,919	3,126
Commission payable	725	585
Guarantee deposits from distributors	6,788	7,230
Interest payable	3,830	612
Warranty provision	4,172	5,822
Other taxes payable	684	1,576
Others	414	501

	$56,592	$66,615

Secondary offering	12 Months Ended
Dec. 31, 2010
Secondary offering [Abstract]
Secondary offering

14  Secondary offering

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”), representing 4,000,000 Class A ordinary shares issued at  $38.20 per ADS. Net proceeds of  $149,661, which consisted of the gross proceeds of  $152,800 net of directly attributable transaction costs, including legal and professional fees of  $3,139, were recorded as part of equity.

Dividends	12 Months Ended
Dec. 31, 2010
Dividends [Abstract]
Dividends	15 Dividends The Company declared and distributed dividends of $19,267, $21,598 and $22,799 to its shareholders during the year ended December 31, 2008, 2009 and 2010, respectively.

Share-based compensation plan	12 Months Ended
Dec. 31, 2010
Share-based compensation plan [Abstract]
Share-based compensation plan

16  Share-based compensation plan

Stock options

On May 7, 2008, the Company granted 44,000 options with an exercise price of  $35.31 pursuant to the 2006 Employee Share Option Plan (the “Plan”) and are subject to graded vesting with approximately 20% of the options vesting on January 31, 2009, 2010, 2011 and 2012 and June 30, 2013, respectively. On May 15, 2008, the Company granted 396,000 options with an exercise price of  $38.26 pursuant to the same plan and are subject to graded vesting with approximately 25% of the options vesting on December 31, 2008, 2009, 2010 and 2011 respectively.

On March 6, 2009, the Company granted 27,500 options with an exercise price of  $18.34 under The Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting over five years, with its first vesting on December 31, 2010.

On March 11, 2009, the Company’s board of directors authorized an option exchange program for certain options granted under the MMIL Share Incentive Plan (the “Share Incentive Plan”). Under the terms of the exchange, participants were able to tender vested and unvested outstanding options to purchase Class A ordinary shares of the Company which have an exercise price greater than  $24.00 per share in exchange for a lower number of newly granted options. The exercise price of the new options will be the closing price of the Company’s common stock on the New York Stock Exchange on the exchange date. The offer expired on March 15, 2009. The replacement options were granted on March 16, 2009. The option exchange has resulted in an increase in the fair value of the options granted under the plan by  $2.3 million, which is charged to the consolidated statement of operations over the remaining vesting periods of the respective share options.

On August 6, 2009, the Company granted 28,200 options with an exercise price of  $29.30 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting over four years, with its first vesting on June 30, 2010.

On May 14, 2010, the Company granted 45,000 options with an exercise price of  $32.54 under the Plan. These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

	December 31,	December 31,	December 31,
Year of Grant	2008	2009	2010

Risk-free interest rate	4.4% to 4.5%	2% to 2.8%	2.27%
Expected life	4.3 to 6.6 years	5.2 to 6.0 years	5.5 years
Assumed volatility	28.6% to 28.7%	38.1% to 40.0%	28.8%
Expected dividends	2.1% to 2.2%	1.0% to 2.0%	2%
Fair value on grant date	$7.83 to $11.03	$5.76 to $10.63	$9.94

Assumed volatility is derived by referring to the average annualized standard deviation of the share price of listed comparable companies. The expected term has been ascertained based on the vesting terms, contractual terms and the option exercise history. The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

A summary of options and under the Plan as of December 31, 2010 and changes in the period is presented below:

		Weighted
		Average
		Exercise
	Options	Price
		$

Outstanding as of January 1, 2010	7,638,249	11.68
Granted	45,000	32.54
Exercised	(1,229,319)	9.11
Forfeited	(295,524)	14.27

Outstanding as of December 31, 2010	6,158,406	12.22

The weighted-average grant-date fair value of options granted during the year ended December 31, 2008, 2009 and 2010 was  $10.23,  $8.23 and  $9.94 respectively.

The total intrinsic values of share options exercised during the year ended December 31, 2008, 2009 and 2010 was  $23,030,  $35,045 and  $21,194, respectively. The total intrinsic value of exercisable share options was  $33,029,  $100,658 and  $82,684 as of December 31, 2008, 2009 and 2010, respectively. The total intrinsic value of the outstanding share options was  $76,709,  $168,159 and  $87,951 as of December 31, 2008, 2009 and 2010, respectively.

Cash received from exercise of options under all share-based payment arrangements for the year ended December 31, 2008, 2009 and 2010 was  $6,166,  $13,177 and  $11,160, respectively.

As of December 31, 2010, there was  $14,498 of total unrecognized compensation cost related to non-vested share options granted under the Plan, which will be recognized over a weighted average period of 4.42 years.

The following table summarizes information about stock options issued under the Plan described above that are outstanding and exercisable as of December 31, 2010:

Options Outstanding					Options Exercisable
			Weighted-
			Average				Weighted-
		Weighted-	Remaining			Weighted-	Average
		Average	Contractual	Aggregate		Average	Remaining	Aggregate
	Number	Exercise	Term	Intrinsic	Number	Exercise	Contractual	Intrinsic
Range of Exercise Price	of Options	Price	(Years)	Value	of Options	Price	Term (Years)	Value
		$		$		$		$

$5.00	2,104,802	5.00	3.15	45,042,763	2,104,802	5.00	3.15	45,042,763
$11.00 — $18.34	2,165,076	11.15	3.72	33,077,532	2,149,343	11.08	3.69	32,920,362
$20.50 — $24.01	1,826,528	21.06	4.44	9,830,498	884,833	21.09	4.43	4,721,145
$32.54 — $40.2	62,000	34.26	2.58	—	28,250	35.48	3.17	—

Total	6,158,406	12.22	3.73	87,950,793	5,167,228	10.45	3.59	82,684,270

As of December 31, 2010, stock options vested and expected to vest totaled approximately 6.1 million shares, with a weighted-average remaining contractual life of 3.72 years and a weighted-average exercise price of  $12.14 per share and an aggregated intrinsic value of approximately  $87.7 million.

Restricted shares

On May 15, 2008, the Company granted 4,500 nonvested shares to selected employees. The nonvested shares were granted to select employees as bonus and to be vested once a year over a period of 5 years, with 10% vesting in January 2009, 20% vesting in 2010, 2011, 2012 and 30% vesting in 2013.

On March 6, 2009, the Company granted 26,205 nonvested shares to certain employees. These nonvested shares have different vesting schedules. 5,000 nonvested shares were vested immediately on March 30, 2009. 21,205 nonvested shares will be vested once a year over three to five years according to the date these employees joined the Company.

On August 17, 2010, the Company granted 342,480 nonvested shares to certain employees. These nonvested shares have different vesting schedules. 338,980 nonvested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2011. 3,500 nonvested shares will be vested once a year over five years, with 20% vesting each year starting January 1, 2011.

A summary of the status of the Company’s nonvested shares as of changes in the year ended December 31, 2010, is presented below:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
		$

Nonvested as of January 1, 2010	28,570	27.84
Granted	342,480	26.01
Vested	(9,585)	25.49
Forfeited	(750)	26.01

Nonvested as of December 31, 2010	360,715	26.17

The total fair value of shares vested during the year ended December 31, 2008, 2009 and 2010 was  $177,  $353 and  $300, respectively.

As of December 31, 2010, there was  $9,440 total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.97 years.

Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2010
Basic and diluted earnings per share [Abstract]
Basic and diluted earnings per share

17  Basic and diluted earnings per share

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2008	2009	2010

Numerator for calculation of basic and diluted earnings per share:
Net income	$108,687	$139,188	$155,466

Denominator:
Weighted average number of ordinary shares for the calculation of basic earnings per share	107,366,250	108,567,305	113,638,024
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	5,998,506	4,458,470	3,943,172

Weighted average number of ordinary shares for the calculation of diluted earnings per share	113,364,756	113,025,775	117,581,196

Share options to purchase 1,589,450 ordinary shares, 273,861 ordinary shares and 90,200 ordinary shares were outstanding as of December 31, 2008, 2009 and 2010, respectively, but were not included in the computation of diluted income per common share because their effect were anti-dilutive.

Other income, net	12 Months Ended
Dec. 31, 2010
Other income, net [Abstract]
Other income, net
18  Other income, net

	Years Ended December 31,
	2008	2009	2010

Government and other subsidies	$562	$11,690	$9,129
Income from investments	821	—	—
Service fee	2,721	342	—
Exchange gain	479	—	—
Others, net	335	(565)	(294)
Income from early termination of contract	—	14,058	—

Other income	$4,918	$25,525	$8,835

Service fee received during the periods represents a manufacturing fee for transitional services agreement related to the DPM acquisition.

The Company recorded an one-time income of  $14.1 million resulting from a mutually agreed upon termination of a joint development and OEM chemical analyzer project between the Company and Beckman Coulter, Inc. The agreement resulted from changes in business strategy by Beckman Coulter, Inc. after it acquired the Olympus Diagnostic division. There are no ongoing obligations of either party and no joint business relationships in respect of this agreement.

Staff retirement plan	12 Months Ended
Dec. 31, 2010
Staff retirement plan [Abstract]
Staff retirement plan

19  Staff retirement plan

As stipulated under the rules and regulations in the PRC, the Company’s subsidiaries in the PRC are required to contribute certain percentage of payroll costs of its employees to a state-managed retirement schemes operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to  $5,745,  $5,273 and  $5,826 for the year ended December 31, 2008, 2009 and 2010, respectively. The contributions from the defined contribution plan outside PRC amounted to  $582,  $1,716 and  $1,753 for the year ended December 31, 2008, 2009 and 2010, respectively.

Income taxes	12 Months Ended
Dec. 31, 2010
Income taxes [Abstract]
Income taxes

20  Income taxes

The components of income taxes are as follows:

	2008	2009	2010

Current taxes	$19,548	$24,793	$14,739
Deferred taxes (credit)/charge	(2,600)	3,971	2,892

Total income taxes expenses	$16,948	$28,764	$17,631

MMIL is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under the current Cayman Islands law. Major subsidiaries operating in the PRC and overseas are subject to income taxes as described below and the subsidiaries incorporated in the BVI are not subject to taxation.

For the Company’s major operating subsidiaries in China, they are subject to the China Unified Corporate Income Tax Law (the “New Law”) which became effective on January 1, 2008. The New Law established a single unified 25% income tax rate for most companies with some preferential income tax rates including 15% income tax rate to be applicable to qualified “New and Hi-Tech Enterprises” (“NHTE”). In October 2008, Shenzhen Mindray has been designated as an NHTE and therefore eligible to the preferential income tax rate of 15%.

Beijing Shen Mindray Bio-Medical Electronics Technology Research Co., Ltd. is entitled to a corporate income tax exemption for three years from its first year of operations and 50% tax reduction for the fourth to sixth year. It has also obtained the NHTE designation in 2008 and is entitled to the preferential income tax rate of 15% under the New Law.

In general, PRC tax returns are subject to examination within 10 years for transfer pricing matters and 5 years for non transfer pricing matters from the date the return is filed.

In January 2010, Shenzhen Mindray was awarded the nationwide key software enterprise status for calendar year 2009. Under the current tax policies for software and integrated circuit industries, the applicable corporate income tax rate for Shenzhen Mindray for the financial year 2009 was adjusted to 10% which resulted in approximately  $8.6 million savings in Shenzhen Mindray corporate income tax being recorded in the income statement for the year ended December 31, 2010.

Mindray DS USA Inc. is a company incorporated in New Jersey, United States of America and is currently subject to state tax at an average rate of 8%. Together with the federal tax at the rate of 35%, the effective tax rate of Mindray DS USA Inc. is 40.2%. The Federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Mindray Medical Sweden AB is a company incorporated in Sweden. Corporate income tax is chargeable at the rate of 28% for the year ended December 31, 2008. With effect from January 1, 2009, the tax rate is reduced to 26.3%. In general, the statute of limitation for examination of tax returns in Sweden is 5 years from the date the return is filed.

Components of deferred tax assets and liabilities have been presented in the balance sheet as of December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010

Deferred tax assets are analyzed as:
Accrued compensation	$522	$896
Accrued intercompany loan interest	3,481	5,074
Acquired intangible assets	3,798	4,486
Bad debt provision	852	1,025
Depreciation of property, plant and equipment	612	430
Government subsidies	518	197
Inventory write-down	133	380
Sales incentive and warranty accruals	925	1,124
Tax loss	7,676	17,872
Others	264	129
Valuation allowance	(14,674)	(29,132)

	$4,107	$2,481

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(7,002)	$(8,268)

Total	$(2,895)	$(5,787)

The valuation allowance is recorded in relation to a loss-making subsidiary.

	December 31,
	2009	2010

Deferred tax assets are analyzed as:
Current	$2,338	$2,481
Non — current	—	—

	2,338	2,481
Deferred tax liabilities are analyzed as:
Current	(1,499)	—
Non-current	(3,734)	(8,268)

Total	$(2,895)	$(5,787)

As of December 31, 2010, the Company had available United States federal net operating loss carryforwards of approximately  $17,872, which will expire in 2026-2029 if not utilized.

Movements in valuation allowance during the period were:

	2009	2010

Balance at January 1	$4,702	$14,674
Current period addition	9,972	14,458

Balance at December 31	$14,674	$29,132

The Company recognises an operating loss in certain jurisdictions and as a result, performs an assessment based on the weight of available evidence, whether it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the deferred tax assets within these loss jurisdictions will not be realised. Based on this assessment, the Company has recorded a valuation allowance of  $29,132 as of December 31, 2010 for those deferred tax assets that do not meet likely than not threshold.

Reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations is as follows:

	2008	2009	2010

Income before income taxes	$125,635	$167,952	$173,097
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	18,845	25,193	25,140
Effect of net income for which no income tax benefit/expense is receivable/payable	1,809	5,650	(514)
Effect of foreign income tax rate	(2,261)	(6,784)	(12,823)
Change in PRC income tax rate	(836)	(48)	(832)
Employee share-based compensation	1,308	1,650	1,466
Non-taxable VAT refund	(3,272)	(3,711)	(2,650)
Additional deduction on R&D expenses	(3,320)	(3,158)	(3,720)
Under/(over) provision of income tax expense in prior years	79	—	(2,162)
Valuation allowance	4,596	9,972	13,726

Total income taxes expense	$16,948	$28,764	$17,631

As of December 31, 2009 and 2010, we had  $1.3 million and  $1.7 million of unrecognized tax benefits, respectively, included in our deferred tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2009	2010

Unrecognized tax benefits beginning balance	$—	$1,335
Gross decrease — tax positions in prior year	—	(446)
Gross increase — current period tax positions	1,335	853

Unrecognized tax benefits ending balance	$1,335	$1,742

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The Company classifies interest and or penalties related to income tax matters in income tax expense. As of December 31, 2010 and 2009, the amount of interest and penalties related to uncertain tax positions is immaterial.

Commitments and contingencies	12 Months Ended
Dec. 31, 2010
Commitments and contingencies [Abstract]
Commitments and contingencies

21  Commitments and contingencies

(a)	Lease commitments

Rental expenses under operating leases were  $5,186,  $6,143 and  $8,784 for year ended December 31, 2008, 2009 and 2010, respectively.

The minimum rentals under operating leases are as follows:

Years ended December 31,
2011	$9,269
2012	7,403
2013	5,606
2014	4,430
2015	4,347
2016 and thereafter	6,090

$37,145

(b)	Capital commitments

As of December 31, 2010, the Company had outstanding capital commitments for property, plant and equipment totaling  $15,183.

(c)	Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company. The Company does not believe that any of these matters will have a material adverse affect on its business, assets or operations.

The Company issues indemnifications and warranties in certain instances in the ordinary course of business to its customers. Historically, costs incurred to settle claims related to these indemnifications and warranties have not been material to the Company’s financial position, results of operations or cash flows. The fair value of the indemnifications and warranties that the Company issued for the years ended December 31, 2008, 2009 and 2010 were not material to the Company’s financial position, results of operations or cash flows.

Distribution of profits	12 Months Ended
Dec. 31, 2010
Distribution of profits [Abstract]
Distribution of profits

22  Distribution of profits

As stipulated by the relevant PRC laws and regulations applicable to the Company’s subsidiaries in the PRC, the Company is required to make appropriations from net income as determined in accordance with accounting principles and the relevant financial regulations applicable to PRC enterprise (“PRC GAAP”) to non-distributable reserves (also referred to as “statutory common reserves”) which included a statutory surplus reserve and a statutory welfare reserve as of December 31, 2005. Based on newly revised PRC Company law which took effect on January 1, 2006, the PRC subsidiaries are no longer required to make appropriations to the statutory welfare reserve but appropriation to the statutory surplus reserve are still required to be made at not less than 10% of the profit after tax as determined under PRC GAAP. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the subsidiaries registered capital.

The statutory surplus reserve is used to offset future extraordinary losses. The subsidiaries may, upon a resolution passed by the shareholders, convert the statutory surplus reserve into capital. The statutory welfare reserve was used for the collective welfare of the employees of subsidiaries. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There were no appropriations to reserves by the Company other than the Company’s subsidiaries in the PRC during any of the periods presented. As a result of these laws, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances, which restricted portion amounted to approximately  $76,900 and  $76,900 as of December 31, 2009 and 2010, respectively.

Segment reporting	12 Months Ended
Dec. 31, 2010
Segment reporting [Abstract]
Segment reporting

23  Segment reporting

The Company has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues from the sale of their products, which is the responsibility of senior management of the Company who has knowledge of product and service specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the two chief executive officers, who review the operating segment results when making decisions about allocating resources and assessing performance of the Company.

The Company has combined two operating segments, namely the biochemistry analyzers and hematology analyzers, to arrive at the in-vitro diagnostic products reporting segment. These operating segments exhibit similar long-term financial performance and economic characteristics and are also similar in nature of the products, production processes, the type of customers and distribution methods.

The principal measurement differences between this financial information and the consolidated financial statements are described below. The Company does not allocate operating expenses to individual reporting segments when making decisions about resources to be allocated to the segment and assessing its performance. All revenues are attributed to sales to external parties.

For the years ended December 31,

	Patient
	Monitoring
	and	In-Vitro	Medical
	Life Support	Diagnostic	Imaging
	Devices	Products	Systems	Others	Total

For the Years Ended December 31,
2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	$179,835	$104,691	$116,084	$365	$400,975

2009
Net revenues	$278,082	$155,406	$162,470	$38,225	$634,183
Cost of revenues	(122,979)	(67,963)	(59,702)	(29,675)	(280,319)

Gross profit	$155,103	$87,443	$102,768	$8,550	$353,864

2008
Net revenues	$243,890	$137,270	$138,973	$27,394	$547,527
Cost of revenues	(117,044)	(61,119)	(48,133)	(24,277)	(250,573)

Gross profit	$126,846	$76,151	$90,840	$3,117	$296,954

Geographic disclosures

The Company’s revenue by geography is based on country of customer destination. The net revenue attributable by country of domicile, the United States of America and other countries are as follows:

	Years Ended December 31,
	2008	2009	2010

Net sales:
PRC	$234,454	$292,607	$293,435
United States	89,746	105,259	104,814
Other countries	223,327	236,317	306,060

Total consolidated net revenues	$547,527	$634,183	$704,309

Long-lived assets located at the respective geographic areas are as follows:

	Year Ended December 31,
	2009	2010

Long-lived assets
PRC	$143,491	$219,467
United States	30,575	29,173
Other countries	5,436	5,075

Total consolidated assets	$179,502	$253,715

Long-lived assets represent non-current assets excluding financial instruments, deferred finance cost and deferred tax assets.

Major customers

There was no single customer who contributed for 10% or more of the Company’s net revenues for the year ended December 31, 2008, 2009 and 2010, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

24  Subsequent Events

In February 2011, the Company was awarded the nationwide key software enterprise status for calendar year 2010. The award for 2010 was made jointly by the National Development and Reform Committee, the Ministry of Industry and Information, the Ministry of Commerce and the State Administration of Taxation. Under the current tax policies for software and integrated circuit industries, the applicable corporate income tax rate for Shenzhen Mindray for the financial year 2010 will be adjusted to 10%. The tax provision included in the financial statements for the year ended December 31, 2010 did not take into account the adjustment for the change in applicable corporate income tax rate. The key software enterprise status is granted on an annual basis and is subject to government review every year. There is no reliable indication that Mindray will be granted this status applicable to 2011 or in any future years.

On February 25, 2011, the Company’s board of directors declared a cash dividend on its ordinary shares of  $0.30 per share. The dividends are payable on or around June 1, 2011, to shareholders of record as of April 26, 2011.

In February 2011, the Company announced an agreement to acquire a controlling stake of Shenzhen Shenke Medical Instrument Technical Development Co. Ltd, an infusion pump manufacturer in China. The Company expects to achieve synergies in the transaction by combining its strong engineering, manufacturing, sales and management platforms with Shenke’s brand name, technology and expertise in the infusion pump area.